Average Annual Total Returns - FidelityArizonaMunicipalFunds-ComboPRO - FidelityArizonaMunicipalFunds-ComboPRO - Fidelity Arizona Municipal Income Fund	Oct. 29, 2022
Fidelity Arizona Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.21%
Past 5 years	3.77%
Past 10 years	3.66%
Fidelity Arizona Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.13%
Past 5 years	3.70%
Past 10 years	3.58%
Fidelity Arizona Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.58%
Past 5 years	3.45%
Past 10 years	3.46%
LB015
Average Annual Return:
Past 1 year	1.52%
Past 5 years	4.17%
Past 10 years	3.72%
IXYGL
Average Annual Return:
Past 1 year	1.22%
Past 5 years	4.13%
Past 10 years	3.98%